UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2006 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICES & SUPPLIES — 22.2%
Brady Corporation	421,600	$14,823,456
CDW Corporation	353,900	21,828,552
Charles River Laboratories International, Inc.*	455,000	19,751,550
CLARCOR Inc.	320,000	9,756,800
Copart, Inc.*	170,000	4,792,300
Invitrogen Corporation*	270,000	17,120,700
Manpower Inc.	300,000	18,381,000
ScanSource, Inc.*	850,000	25,780,500
		$132,234,858
PRODUCER DURABLES — 15.7%
Franklin Electric Co., Inc.	66,100	$3,512,554
Graco Inc.	495,000	19,334,700
HNI Corporation	352,300	14,648,634
IDEX Corporation	495,000	21,309,750
Oshkosh Truck Corporation	360,000	18,169,200
Zebra Technologies Corporation (Class A)*	465,000	16,619,100
		$93,593,938
RETAILING — 10.5%
CarMax, Inc.*	700,006	$29,197,250
O’Reilly Automotive, Inc.*	1,000,000	33,210,000
		$62,407,250
ENERGY — 10.1%
Helix Energy Solutions Group, Inc.*	695,000	$23,213,000
Noble Corporation	460,000	29,522,800
Tidewater Inc.	165,000	7,291,350
		$60,027,150
TECHNOLOGY — 9.9%
Cognex Corporation	720,000	$18,187,200
Maxim Integrated Products, Inc.	180,000	5,052,600
Microchip Technology Incorporated	340,000	11,022,800
Plantronics, Inc.	751,100	13,166,783
SanDisk Corporation*	215,000	11,511,100
		$58,940,483
HEALTH CARE — 7.2%
AmSurg Corporation*	320,500	$7,134,330
Bio-Rad Laboratories, Inc.*	200,300	14,167,219
Health Management Associates, Inc.	250,100	5,227,090
Lincare Holdings Inc.*	465,000	16,107,600
		$42,636,239
FINANCIAL — 4.7%
Brown & Brown, Inc.	580,000	$17,724,800
First American Corporation	235,000	9,949,900
		$27,674,700
TRANSPORATION — 4.5%
Heartland Express, Inc.	992,300	$15,559,264
Knight Transporation, Inc.	675,000	11,441,250
		$27,000,514
ENTERTAINMENT — 4.2%
Carnival Corporation	536,600	$25,236,298
CONSUMER DURABLES — 2.3%
Briggs & Stratton Corporation	58,400	$1,608,920
Polaris Industries Inc.	295,000	12,139,250
		$13,748,170

TOTAL COMMON STOCKS — 91.3% (Cost $341,715,092)		$543,499,600

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,590,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,050,000
Pennsylvania Real Estate Investment Trust (Series A)	59,000	3,256,800
ProLogis (Series G)	120,000	3,000,000
TOTAL PREFERRED STOCKS — 1.8% (Cost $10,179,446)		$10,896,800

CONVERTIBLE BONDS AND DEBENTURES TECHNOLOGY
BEA Systems, Inc. — 4% 2006	$2,000,000	$1,990,000
International Rectifier Corp. — 4.25% 2007	2,000,000	1,965,000
LSI Logic Corporation — 4% 2006	2,000,000	1,997,500
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 1.0% (Cost $5,810,000)		$5,952,500
NON-CONVERTIBLE BONDS AND DEBENTURES CORPORATE — 4.3%
Central Garden & Pet Company — 9.125% 2013	$3,000,000	$3,120,000
Host Marriott Corporation — 9.25% 2007	2,000,000	2,077,500
JLG Industries, Inc. — 8.25% 2008	2,000,000	2,060,000
Manitowoc Company, Inc., The — 10.5% 2012	1,300,000	1,408,875
Metaldyne Corporation — 11% 2012	2,000,000	1,795,000
OM Group, Inc. — 9.25% 2011	4,000,000	4,180,000
Orbital Sciences Corporation — 9% 2011	3,000,000	3,195,000
PolyOne Corporation — 10.625% 2010	950,000	1,026,000
Realty Income Corporation — 8.25% 2008	2,000,000	2,083,200
Unisys Corporation — 7.875% 2008	1,500,000	1,503,750
Windmere Durable Holdings Inc. — 10% 2008	3,000,000	3,000,000
		$25,449,325
U.S. GOVERNMENT AND AGENCIES — 0.0%
Federal Home Loan Mortgage Corporation — 6.5% 2023 (Interest Only)	$30,644	$1,197
Government National Mortgage Association (Mobile Home) — 9.75% 2010	180,947	190,107
		$191,304
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 4.3% (Cost $25,220,863)		$25,640,629

TOTAL INVESTMENT SECURITIES — 98.4% (Cost $382,925,401)		$585,989,529

SHORT-TERM INVESTMENTS — 1.6% (Cost $9,368,215)
Short-term Corporate Note:
Rabobank USA Financial Corporation — 5.35% 10/2/06	$9,371,000	$9,368,215

TOTAL INVESTMENTS — 100.0% (Cost $392,293,616)(A)		$595,357,744
Other assets and liabilities, net — 0.0%		233,237
TOTAL NET ASSETS — 100.0%		$595,590,981

*Non-income producing security

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$212,486,559
Gross unrealized depreciation:	(9,422,431)
Net unrealized appreciation:	$203,064,128

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:       November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:       November 20, 2006